Staff Costs - Summary of Staff Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Salaries, wages and welfare	¥ 24,647	¥ 22,445	¥ 21,400
Defined contribution retirement scheme	2,794	2,387	2,114
Other retirement welfare subsidy	206	197	194
Early retirement benefits (Note 47)	0	1	1
Staff costs	¥ 27,647	¥ 25,030	¥ 23,709